Other Liabilities And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities And Accrued Expenses [Abstract]
Schedule Of Other Liabilities And Accrued Expenses

	December 31,
	2 0 1 2	2 0 1 1

Employees and related liabilities	$2,550	$2,569
Accrued expenses	2,276	1,892
Accrued royalties	-	2,967
Taxes to government institutions	1,078	836
Derivative instruments	-	277
Deferred tax liability	1,150	363
	$7,054	$8,904